Risks - Range of contracted obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks
Loans & borrowings	€ 64,597	€ 34,940	€ 58,867
Lease liabilities	6,089	8,425	8,732
Trade payables	20,125	23,348	21,196
Other liabilities	232	503
Other current liabilities			965
Total	91,043	67,216	89,760
Less than 1 year
Risks
Loans & borrowings	9,393	10,953	23,858
Lease liabilities	2,821	2,931	2,895
Trade payables	20,125	23,348	21,196
Other liabilities	232	503
Other current liabilities			650
Total	32,571	37,735	48,599
2 to 3 years
Risks
Loans & borrowings	10,603	14,966	19,668
Lease liabilities	2,825	3,657	3,010
Trade payables	0	0	0
Other liabilities	0	0
Other current liabilities			315
Total	13,428	18,623	22,993
4-5 years
Risks
Loans & borrowings	25,657	3,637	8,257
Lease liabilities	419	1,601	1,951
Trade payables	0	0	0
Other liabilities	0	0
Other current liabilities			0
Total	26,076	5,238	10,208
More than 5 years
Risks
Loans & borrowings	18,944	5,384	7,084
Lease liabilities	24	236	876
Trade payables	0	0	0
Other liabilities	0	0
Other current liabilities			0
Total	€ 18,968	€ 5,620	€ 7,960